Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2021
Statement [line items]
Summary of outstanding of the registered debt securities issued	The following table sets forth, as of March 31, 2022, the principal amount outstanding of the registered debt securities issued by Petróleos Mexicanos, and guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics.

			Principal amount outstanding
Security	Issuer	Guarantors	(U.S. $)

6.875% Notes due 2025	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	901,836

6.700% Notes due 2032	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	6,779,842

Summary of Government Contributions to Petróleos Mexicanos through the Ministry of Energy
During the period from January 1 to April
22
, 2022, the Mexican Government made certain contributions to Petróleos Mexicanos through the Ministry of Energy. These amounts are reflected in the table below:

Date	Payment of debt		Construction of the Dos Bocas Refinery
January 21	Ps.	19,321,641	—
January 21		—	7,500,000
February 14		—	7,500,000
March 8		26,115,897	—
March 8		—	7,500,000

Total	Ps.	45,437,538	22,500,000

Major business combination [member] | Deer Park [Member]
Statement [line items]
Summary of business acquisition consideration transferred
PEMEX’s purchase of control of Deer Park, through the of 50.005% interest owned by Shell, included the following:

Cash paid to Shell	U.S. $	421,396	Ps. 8,673,815
Debt to third parties		896,391	18,450,873
Debt to company partners		171,350	3,526,973

Total	U.S. $	1,489,137	Ps. 30,651,661